Significant accounting policies - Additional information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) item shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary of significant accounting policies
Number of shares in a unit | shares	1
Number of warrants in a unit | shares	0.5
Right of use assets (note 19) | $	$ 1,134,493	$ 309,566	$ 647,046
Lease obligations | $	$ 1,188,769	$ 354,199	$ 689,644	$ 1,072,426
Number of cash generating units | item	10
Number of revenue categories | item	7